SCHEDULE OF WARRANTS ACTIVITY (Details) - Warrant [Member] - $ / shares	3 Months Ended					12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, outstanding, beginning balance	5,623,687	611,528	678,195	635,161	315,028
Weighted Average Exercise Price, beginning balance	$ 27.01	$ 228.62	$ 206.15	$ 220.67	$ 20.64
Weighted Average Life (years), outstanding	5 years	5 years	4 years 9 months 18 days	4 years 9 months 18 days	4 years 8 months 12 days	3 years
Number of Warrants, granted					869,992
Weighted Average Exercise Price, granted					$ 164.96
Weighted Average Life (years), granted				5 years	4 years 8 months 12 days
Number of Warrants, replacement of old warrants					(315,028)
Weighted Average Exercise Price, replacement of old warrants					$ 20.64
Weighted Average Life (years), replacement of old warrants					2 years 10 months 24 days
Number of Warrants, exercised				(23,633)	(234,831)
Weighted Average Exercise Price, exercised				$ 15.00	$ 14.27
Weighted Average Life (years), exercised				5 years	4 years 3 months 18 days
Number of Warrants, prefunded (equity line)				150,000
Weighted Average Exercise Price, issued - prefunded (equity line)
Weighted Average Life (years), issued - prefunded (equity line)				1 year
Number of Warrants, exercised - prefunded (equity line)			(66,667)	(83,333)
Weighted Average Exercise Price, exercised - prefunded (equity line)
Weighted Average Life (years), exercised - prefunded (equity line)			1 year	1 year
Number of Warrants, issued prefunded		1,670,720
Weighted Average Exercise Price, issued - prefunded
Weighted Average Life (years), issued - prefunded		1 year
Number of Warrants, issued		3,341,439
Weighted Average Exercise Price, issued		$ 3.62	$ 3.62
Weighted Average Life (years), issued		5 years
Number of Warrants, outstanding, ending balance	3,952,967	5,623,687	611,528	678,195	635,161	315,028
Weighted Average Exercise Price, ending balance	$ 27.01	$ 27.01	$ 228.62	$ 206.15	$ 220.67	$ 20.64
Number of Warrants, exercisable	3,952,967	5,623,687
Weighted Average Exercise Price, exercisable	$ 27.01	$ 27.01
Weighted Average Life (years), exercisable	5 years	5 years
Number of Warrants, exercised - prefunded	(1,670,720)
Weighted Average Exercise Price, exercised - prefunded
Weighted Average Life (years), exercised - prefunded	1 year